General information, textuals (Details) - USD ($) $ in Thousands	5 Months Ended	12 Months Ended
	Jun. 09, 2016	Dec. 31, 2016
Entity Incorporation, Date of Incorporation		Jan. 07, 2010
Entity Incorporation, State Country Name		the Republic of Marshall Islands
Reverse Stock Split	1-for-8 reverse stock split on its issued and outstanding common stock.
Fees payable to Wilhelmsen Ship Management LTD		$ 604